UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York            May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: $260,280
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  --------      -----       --------   -------   --- ----   ----------  --------  ----   ------   ----
ADESA INC                           COM       00686U104    2,332      84,400   SH         SOLE                  SOLE
AEROFLEX INC                        COM       007768104    1,802     137,045   SH         SOLE                  SOLE
ALTIRIS INC                         COM       02148M100   12,262     372,584   SH         SOLE                  SOLE
BIOMET INC                          COM       090613100    7,598     178,807   SH         SOLE                  SOLE
BRISTOL WEST HLDGS INC              COM       11037M105      583      26,300   SH         SOLE                  SOLE
CATALINA MARKETING CORP             COM       148867104      947      30,000   SH         SOLE                  SOLE
CLAIRES STORES INC                  COM       179584107    1,445      45,000   SH         SOLE                  SOLE
DIRECT GEN CORP                     COM       25456W204    4,485     211,037   SH         SOLE                  SOLE
DUQUESNE LT HLDGS INC               COM       266233105      217      10,972   SH         SOLE                  SOLE
FLORIDA ROCK INDS INC               COM       341140101    7,908     117,517   SH         SOLE                  SOLE
FOUR SEASONS HOTEL INC          LTD VTG SH    35100E104    4,015      50,000   SH         SOLE                  SOLE
HARRAHS ENTMT INC                   COM       413619107    3,736      44,239   SH         SOLE                  SOLE
HORIZON HEALTH CORP                 COM       44041Y104      490      25,045   SH         SOLE                  SOLE
HYDRIL                              COM       448774109    4,178      43,415   SH         SOLE                  SOLE
HYPERION SOLUTIONS CORP             COM       44914M104    1,037      20,000   SH         SOLE                  SOLE
INTRALASE CORP                      COM       461169104    5,548     222,081   SH         SOLE                  SOLE
KINDER MORGAN INC KANS              COM       49455P101   22,758     213,787   SH         SOLE                  SOLE
KRONOS INC                          COM       501052104    4,548      85,000   SH         SOLE                  SOLE
LONGVIEW FIBRE CO                   COM       543213102      293      11,906   SH         SOLE                  SOLE
MACDERMID INC                       COM       554273102    7,894     226,391   SH         SOLE                  SOLE
MAPINFO CORP                        COM       565105103    1,663      82,600   SH         SOLE                  SOLE
MID-STATE BANCSHARES                COM       595440108    2,020      55,044   SH         SOLE                  SOLE
NETRATINGS INC                      COM       64116M108    1,040      49,995   SH         SOLE                  SOLE
NEW PLAN EXCEL RLTY TR INC          COM       648053106      815      24,671   SH         SOLE                  SOLE
NEW RIV PHARMACEUTICALS INC         COM       648468205    7,597     119,395   SH         SOLE                  SOLE
NOVELIS INC                         COM       67000X106   19,020     431,200   SH         SOLE                  SOLE
REALOGY CORP                        COM       75605E100   11,394     384,800   SH         SOLE                  SOLE
SABRE HLDGS CORP                   CL A       785905100   17,206     525,369   SH         SOLE                  SOLE
SAFENET INC                         COM       78645R107    4,281     151,265   SH         SOLE                  SOLE
STEEL TECHNOLOGIES INC              COM       858147101      503      17,000   SH         SOLE                  SOLE
SWIFT TRANSN CO                     COM       870756103    9,538     306,083   SH         SOLE                  SOLE
TD BANKNORTH INC                    COM       87235A101    4,428     137,701   SH         SOLE                  SOLE
TXU CORP                            COM       873168108    3,545      55,300   SH         SOLE                  SOLE
TRIAD HOSPITALS INC                 COM       89579K109    7,916     151,500   SH         SOLE                  SOLE
USI HLDGS CORP                      COM       90333H101    4,632     274,895   SH         SOLE                  SOLE
UNITED SURGICAL PARTNERS INT        COM       913016309    4,330     140,553   SH         SOLE                  SOLE
HERBALIFE LTD                   COM USD SHS   G4412G101    5,338     136,200   SH         SOLE                  SOLE
NYSE GROUP INC                      COM       62949W103   60,938     650,000   SH  PUT    SOLE                  SOLE

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